Related parties (Detail 3)		12 Months Ended
		Dec. 31, 2019 CHF (SFr)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 CHF (SFr)		Dec. 31, 2018 USD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Loans Advances And Mortgages To Key Management Personnel [Line Items]
Balance at the beginning of the year		SFr 34,000,000		$ 34,000,000	[1],[2]			$ 42,000,000	[1],[2]
Additions	[1]			9,000,000				15,000,000
Reductions	[1]			(11,000,000)				(22,000,000)
Balance at the end of the year		32,000,000		33,000,000	[1],[2]	SFr 34,000,000		34,000,000	[1],[2]
Unused uncommitted credit facilities of one GEB and one BoD member		0				2,949,690				$ 0	$ 3,000,000
UBS AG
Loans Advances And Mortgages To Key Management Personnel [Line Items]
Balance at the beginning of the year	[3]	27,000,000	[1],[4]	28,000,000				34,000,000	[1]
Additions	[1]			6,000,000				15,000,000
Reductions	[1]			(11,000,000)				(22,000,000)
Balance at the end of the year	[3]	22,000,000	[1],[4]	$ 23,000,000		27,000,000	[1],[4]	$ 28,000,000
Unused uncommitted credit facilities of one GEB and one BoD member		SFr 0				SFr 2,949,690				$ 0	$ 3,000,000

[1]	All loans are secured loans
[2]	No unused uncommitted credit facilities as of 31 December 2019. Excludes unused uncommitted credit facilities for one GEB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018.
[3]	No unused uncommitted credit facilities as of 31 December 2019. Excludes unused uncommitted credit facilities for one EB member of USD 3,000,000 (CHF 2,949,690) as of 31 December 2018.
[4]	Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.